EXPENSES BY NATURE - Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Salaries	€ (32,217)	€ (26,363)	€ (22,887)
Social security costs	(3,765)	(3,364)	(2,251)
Pension costs	(1,614)	(1,577)	(1,034)
Share-based compensation	(7,356)	(4,449)	(3,889)
Total	€ (44,952)	€ (35,753)	€ (30,061)